TRADE AND OTHER PAYABLES - Schedule of Payables (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
TRADE AND OTHER PAYABLES
Commodity suppliers' accruals and payables (a)	$ 712,144	$ 414,581
Green provisions and repurchase obligations	77,882	103,245
Sales tax payable	27,684	19,706
Non-commodity trade accruals and accounts payable (b)	68,567	117,473
Current portion of payable to former joint venture partner (c)	11,467	18,194
Accrued gas payable	544	3,295
Other payables	11,301	9,171
Trade and other current payables	$ 909,589	$ 685,665